Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of weighted average assumptions used in the Black-Scholes-Merton option-pricing model

The weighted average assumptions used in the Black-Scholes-Merton option-pricing model for the units granted during the three months ended March 31, 2022 and three months ended March 31, 2021 Stock Options are provided in the following table:

	2022	2021
Valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	35.00%	38.60% to 40.20%
Risk-free interest rate	2.33% to 2.44%	0.76% to 1.12%
Expected term (years)	6.07 to 6.65	7.00

The weighted average assumptions used in the Black-Scholes-Merton option-pricing model for the 2021 and 2020 Stock Options are provided in the following table:

	2021	2020
Valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	35.00% to 40.20%	35.00% to 40.20%
Risk-free interest rate	0.76% to 1.30%	0.51% to 2.62%
Expected term (years)	7	7

Summary of stock option activity

Stock option activity during the periods indicated is as follows:

			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic value
Stock options	shares	exercise price	term	(in thousands)
Balance at January 1, 2022	6,921,180	$0.88
Granted	1,385,108	7.09
Exercised/Cashed-Out	—	—
Forfeited	(190,621)	1.23
Expired	(526)
Balance at March 31, 2022	8,115,141	$1.94	8.87	$42,151
Vested Options Exercisable at March 31, 2022	1,858,885	$0.86	7.58	$11,662

			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic value
Stock options	shares	exercise price	term	(in thousands)
Balance at January 1, 2021	8,683,952	$0.85
Granted	407,903	0.86
Exercised	—	—
Forfeited	(385,697)	0.86
Expired	—	—
Balance at March 31, 2021	8,706,158	$0.85	8.73	$80
Vested Options Exercisable at March 31, 2021	1,014,914	$0.85	8.15	$—

Stock option activity during the periods indicated is as follows:

			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic value
Stock options	shares	exercise price	term	(in thousands)
Balance at January 1, 2021	8,683,952	$0.85
Granted	1,182,218	1.08
Exercised/Cashed-Out	(2,175,986)	0.87
Forfeited	(769,004)	0.87
Expired	—	—
Balance at December 31, 2021	6,921,180	$0.88	8.92	$61,379
Vested Options Exercisable at December 31, 2021	1,821,909	$0.87	7.78	$16,185

			Weighted average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic value
Stock options	shares	exercise price	term	(in thousands)
Balance at January 1, 2020	5,823,369	$0.85
Granted	4,190,067	0.86
Exercised	(58,439)	0.85
Forfeited	(1,271,045)	0.85
Expired	—	—
Balance at December 31, 2020	8,683,952	$0.85	8.94	$—
Vested Options Exercisable at December 31, 2020	742,174	$0.85	8.25	$—

Summary of the activity for the RSAs

A summary of the activity for the RSUs and RSAs for the three months ended March 31, 2022 and 2021, respectively, are shown in the following table:

Number of shares
Balance at January 1, 2022	1,291,492
Granted	727,424
Vested	(27,188)
Forfeited	—
Balance at March 31, 2022	1,991,728

Number of shares
Balance at January 1, 2021	1,390,839
Granted	—
Vested	—
Forfeited	—
Balance at March 31, 2021	1,390,839

A summary of the activity for the RSUs and RSAs for the years ended December 31, 2021 and 2020, respectively, are shown in the following table:

Number of shares
Balance at January 1, 2021	1,390,839
Granted	—
Forfeited	(99,347)
Balance at December 31, 2021	1,291,492

Number of shares
Balance at January 1, 2020	543,475
Granted	1,098,651
Forfeited	(251,287)
Balance at December 31, 2020	1,390,839

Schedule of Share-based Payment Award, Earnout Shares, Valuation Assumptions	The assumptions used in the Monte-Carlo Simulation model for the Earnout Shares granted on the Closing Date are provided in the following table:

November 12, 2021
Valuation assumptions
Expected dividend yield	—%
Expected volatility	35.00%
Risk-free interest rate	0.85%

November 12, 2021
Valuation assumptions
Expected dividend yield	—%
Expected volatility	35.00%
Risk-free interest rate	0.85%

Share-based Payment Arrangement, Outstanding Award, Activity, Excluding Option

A summary of the activity for the Employees Earnout Shares for the three months ended March 31, 2022 is shown in the following table:

Number of shares
Balance at January 1, 2022	$1,602,435
Granted	—
Forfeited	(41,578)
Balance at March 31, 2022	$1,560,857

A summary of the activity for the Employees Earnout Shares for the years ended December 31, 2021 is shown in the following table:

Number of shares
Balance at January 1, 2021	$—
Granted	1,603,322
Forfeited	(887)
Balance at December 31, 2021	$1,602,435